Nature of Business (Details) $ in Thousands			1 Months Ended			3 Months Ended		12 Months Ended		177 Months Ended	180 Months Ended	183 Months Ended
	Oct. 02, 2023 USD ($)	Aug. 10, 2023 USD ($) shares	Apr. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) product shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)
Nature of Business [Line Items]
Number of product lines in development						2		2
Issuance of stock						$ 3,141		$ 34,150			$ 560
Proceeds from business combination		$ 36,854						36,854	$ 0		36,854	$ 3,708
Accumulated deficit				$ 261,596		261,596		248,377	186,358		248,377	261,596
Proceeds from the issuance of common stock						3,141	$ 0
Proceeds from the exercise of stock options for common stock						7	50	179	94
Cash, cash equivalents and restricted cash,				$ 4,320		$ 4,320	$ 7,017	12,127	$ 9,664		12,127	4,320	$ 30,301
Sale of stock (in shares) | shares		4,015,002				350,000
Proceeds from sale of common stock		$ 40,150				$ 3,141
Subsequent Event
Nature of Business [Line Items]
Sale of stock (in shares) | shares			400,000	350,000
Proceeds from sale of common stock			$ 3,602	$ 3,141
Loan Facility | Secured Debt | Subsequent Event
Nature of Business [Line Items]
Line of credit maximum borrowing capacity			50,000
Proceeds from lines of credit			$ 25,000
Standby Equity Purchase Agreement
Nature of Business [Line Items]
Proceeds from the issuance of common stock						$ 3,141
Sale of stock, authorized amount	$ 30,000				$ 30,000			$ 30,000
Convertible notes and warrants
Nature of Business [Line Items]
Issuance of stock										$ 57,466		57,466
Preferred stock
Nature of Business [Line Items]
Issuance of stock											$ 164,364	$ 164,364